Share Capital And Equity Compensation- Summary of Changes to Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding | shares	1,682	2,303
Number of Options, Exercised | shares	(992)	(612)
Number of Options, Expired | shares		(9)
Number of Options, Balance Outstanding | shares	690	1,682
Weighted Average Exercise Price, Balance Outstanding | $ / shares	$ 7.06	$ 6.05
Weighted Average Exercise Price, Exercised | $ / shares	(6.73)	(3.05)
Weighted Average Exercise Price, Expired | $ / shares		(6.3)
Weighted Average Exercise Price, Balance Outstanding | $ / shares	$ 7.54	$ 7.06